Accounts receivable (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable
Freight	777	675
Non-freight	160	147
Gross accounts receivable	937	822
Allowance for doubtful accounts	(9)	(7)
Net accounts receivable	928	815